RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of Information about Right of use Assets

US dollar millions	Mine Infra- structure	Land and buildings	Total

Cost
Impact of adopting IFRS 16 - 1 January 2019	119	9	128
Additions
- stay-in-business capital	32	—	32
Transfers and other movements(1)	58	15	73
Transfer to assets and liabilities held for sale	—	(1)	(1)
Translation	—	1	1
Balance at 31 December 2019	209	24	233

Accumulated amortisation and impairments
Balance at 1 January 2019	—	—	—
Amortisation for the year	40	2	42
Transfers and other movements(1)	21	12	33
Balance at 31 December 2019	61	14	75
Net book value at 31 December 2019	148	10	158

Cost
Balance at 1 January 2020	209	24	233
Additions
- stay-in-business capital	23	—	23
Derecognition and other movements	(13)	1	(12)
Translation	14	(1)	13
Balance at 31 December 2020	233	24	257

Accumulated amortisation and impairments
Balance at 1 January 2020	61	14	75
Amortisation for the year	45	2	47
Derecognition of assets	(11)	—	(11)
Translation	5	(1)	4
Balance at 31 December 2020	100	15	115
Net book value at 31 December 2020	133	9	142

(1) Relates to contracts previously classified as leases under IAS 17, which the group has reassessed upon initial transition as leases under IFRS 16 as of 1 January 2019.

US Dollar million	2020	2019
Lease liabilities
Non-current	116	126
Current	37	45
Total	153	171

Disclosure of Quantitative Information about Leases for Lessee

US dollar millions	2020	2019
Amounts recognised in the income statement
Amortisation expense on right of use assets (note 4)	47	42
Interest expense on lease liabilities (note 7)	8	10
Expenses on short term leases	107	83
Expenses on variable lease payments not included in the lease liabilities(1)	234	220
Expenses on leases of low value assets(1)	24	2

(1) Includes expenses at Obuasi that have been capitalised as part of the re-development project.

US Dollar million	2020	2019
Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	171	—
Lease liabilities recognised	23	160
Repayment of lease liabilities	(47)	(42)
Finance costs paid on lease liabilities	(8)	(9)
Interest charged to the income statement	8	10
Reclassification of finance leases from borrowings	—	60
Change in estimate	(1)	(5)
Translation	7	(3)
Closing balance	153	171
Lease finance costs paid included in the statement of cash flows	8	9

Disclosure of Maturity Analysis of Operating Lease Payments

US Dollar million	2020	2019
Maturity analysis of lease liabilities
Undiscounted cash flows
Less than and including 1 year	43	52
Between 1 and 5 years	83	89
Five years and more	36	57
Total	162	198